Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income tax and deferred taxes
Schedule of current and non-current tax assets

	As of	As of
	December 31,	December 31,
Current tax assets	2022	2021
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	894	435
Monthly provisional income tax payments, foreign companies	96,906	62
Corporate tax credits (1)	653	674
1st category tax absorbed by tax losses (2)	169	26,848
Taxes in recovery process	126,292	129,523
Total	224,914	157,542

	As of	As of
	December 31,	December 31,
Non-current tax assets	2022	2021
	ThUS$	ThUS$
Total tax paid at SQM Salar (see note 19.3)	127,114	90,364
Total	127,114	90,364

Schedule of current tax liabilities

	As of	As of
	December 31,	December 31,
Current tax liabilities	2022	2021
	ThUS$	ThUS$
1st Category income tax	337,245	139,842
Foreign company income tax	19,366	27,055
Article 21 single tax	—	38
Total	356,611	166,935

Schedule of income tax rates

	Income tax	Income tax
Country	2022	2021
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% + 3.51%	21% + 3.51%
South Africa	28%	28%
Korea	25%	25%
China	25%+12% (1)	25%+12% (1)%

Schedule of deferred taxes

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2022	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	655,695	—
Property, plant and equipment and capitalized interest (1)	—	(244,560)
Restoration and rehabilitation provision	4,685	—
Manufacturing expenses	—	(139,383)
Employee benefits and unemployment insurance	—	(8,995)
Vacation accrual	7,650	—
Inventory provision	27,512	—
Materials provision	11,915	—
Others employee benefits	1,177	—
Research and development expenses	—	(12,294)
Bad debt provision	715	—
Provision for legal complaints and expenses	6,827	—
Loan acquisition expenses	—	(8,793)
Financial instruments recorded at market value	5,226	—
Specific tax on mining activity	—	(5,799)
Tax loss benefit	10,059	—
Other	2,913	—
Foreign items (other)	96	—
Balances to date	734,470	(419,824)
Net balance		314,646

(1)	This includes right-of-use assets.
(b)	Deferred tax assets and liabilities as of December 31, 2021

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2021	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	144,181	—
Property, plant and equipment and capitalized interest (1)	—	(189,073)
Restoration and rehabilitation provision	6,567	—
Manufacturing expenses	—	(108,181)
Employee benefits and unemployment insurance	—	(7,485)
Vacation accrual	6,039	—
Inventory provision	20,557	—
Materials provision	10,554	—
Others employee benefits	929	—
Research and development expenses	—	(5,387)
Bad debt provision	2,708	—
Provision for legal complaints and expenses	334	—
Loan acquisition expenses	—	(8,967)
Financial instruments recorded at market value	5,242	—
Specific tax on mining activity	—	(4,545)
Tax loss benefit	7,113	—
Other	8,862	—
Foreign items (other)	136	—
Balances to date	213,222	(323,638)
Net balance		(110,416)

(1)	This item includes right-of-use assets.

Schedule of movement in deferred taxes

	As of	As of
	December 31,	December 31,
Movements of deferred tax assets and liabilities	2022	2021
	ThUS$	ThUS$
Deferred tax assets	604,471	135,904
Deferred tax liabilities	(289,825)	(246,320)
Total	314,646	(110,416)

Schedule of deferred tax liabilities (assets)

		Deferred tax	Deferred taxes
		(expense)	related to items	Total increases
	Deferred tax	benefit	credited	(decreases) in	Deferred tax
	liability (asset)	recognized in	(charged)	deferred tax	liability (asset)
	at beginning of	profit (loss) for	directly to	liabilities	at end of
Reconciliation of changes in deferred tax liabilities (assets)	period	the year	equity	(assets)	period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(144,181)	(511,514)	—	(511,514)	(655,695)
Property, plant and equipment and capitalized interest	189,073	55,487	—	55,487	244,560
Restoration and rehabilitation provision	(6,567)	1,882	—	1,882	(4,685)
Manufacturing expenses	108,181	31,202	—	31,202	139,383
Employee benefits and unemployment insurance	7,486	2,779	(1,270)	1,509	8,995
Vacation accrual	(6,039)	(1,611)	—	(1,611)	(7,650)
Inventory provision	(20,557)	(6,955)	—	(6,955)	(27,512)
Materials provision	(10,554)	(1,361)	—	(1,361)	(11,915)
Derivative financial instruments	—	(7,172)	7,172	—	—
Others employee benefits	(929)	(248)	—	(248)	(1,177)
Research and development expenses	5,387	6,907	—	6,907	12,294
Bad debt provision	(2,708)	1,993	—	1,993	(715)
Provision for legal complaints and expenses	(334)	(6,493)	—	(6,493)	(6,827)
Loan approval expenses	8,967	(174)	—	(174)	8,793
Financial instruments recorded at market value	(5,243)	—	17	17	(5,226)
Specific tax on mining activity	4,545	1,257	(3)	1,254	5,799
Tax loss benefit	(7,113)	(1,502)	—	(1,502)	(8,615)
Others	(8,862)	(7,187)	—	(7,187)	(16,049)
Foreign items (other)	(136)	11,732	—	11,732	11,596
Total temporary differences, unused losses and unused tax credits	110,416	(430,978)	5,916	(425,062)	(314,646)

		Deferred tax	Deferred taxes
		(expense)	related to items	Total increases
	Deferred tax	benefit	credited	(decreases) in
	liability (asset)	recognized in	(charged)	deferred tax	Deferred tax
	at beginning of	profit (loss) for	directly to	liabilities	liability (asset)
Reconciliation of changes in deferred tax liabilities (assets)	period	the year	equity	(assets)	at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(90,585)	(53,596)	—	(53,596)	(144,181)
Property, plant and equipment and capitalized interest	187,168	1,905	—	1,905	189,073
Restoration and rehabilitation provision	(6,597)	30	—	30	(6,567)
Manufacturing expenses	107,215	966	—	966	108,181
Employee benefits and unemployment insurance	6,669	687	130	817	7,486
Vacation accrual	(6,138)	99	—	99	(6,039)
Inventory provision	(22,200)	1,643	—	1,643	(20,557)
Materials provision	(8,812)	(1,742)	—	(1,742)	(10,554)
Derivative financial instruments	—	14,246	(14,246)	—	—
Others employee benefits	—	(929)	—	(929)	(929)
Research and development expenses	3,581	1,806	—	1,806	5,387
Bad debt provision	(5,072)	2,364	—	2,364	(2,708)
Provision for legal complaints and expenses	(19,637)	19,303	—	19,303	(334)
Loan approval expenses	5,212	3,755	—	3,755	8,967
Financial instruments recorded at market value	3,929	(5,354)	(3,818)	(9,172)	(5,243)
Specific tax on mining activity	3,012	1,521	12	1,533	4,545
Tax loss benefit	(844)	(6,269)	—	(6,269)	(7,113)
Others	(1,454)	(7,408)	—	(7,408)	(8,862)
Foreign items (other)	654	(790)	—	(790)	(136)
Total temporary differences, unused losses and unused tax credits	156,101	(27,763)	(17,922)	(45,685)	110,416

schedule of net operating loss carryforwards

As of December 31, 2022, and 2021, tax loss carryforwards are detailed as follows:

	As of	As of
	December 31,	December 31,
Deferred taxes related to benefits for tax losses	2022	2021
	ThUS$	ThUS$
Chile	10,059	7,113
Foreign	—	1,444
Total	10,059	8,557

schedule of movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2022 and 2021 are detailed as follows:

	Assets (liabilities)
	As of	As of
	December 31,	December 31,
Movements in deferred tax assets and liabilities	2022	2021
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(110,416)	(156,101)
Increase (decrease) in deferred taxes in profit or loss	430,978	27,763
Increase (decrease) deferred taxes in equity	(5,916)	17,922
Total	314,646	(110,416)

Schedule of current and deferred tax (expenses)

Current and deferred tax (expenses) benefits are detailed as follows:

	(Expense) Income
	As of	As of	As of
	December 31,	December 31,	December 31,
Disclosures on income tax (expense) benefit	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Current income tax (expense) benefit
Current tax expense	(2,002,564)	(279,105)	(97,374)
Adjustments to prior year current income tax (expense) benefit	(626)	2,326	(1,901)
Current income tax expense, net, total	(2,003,190)	(276,779)	(99,275)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	427,680	28,445	26,219
Tax adjustments related to the creation and reversal of temporary differences from the previous year	3,298	(682)	2,877
Total deferred tax benefits, net	430,978	27,763	29,096
Income tax expense	(1,572,212)	(249,016)	(70,179)

Income tax (expenses) benefit for foreign and domestic parties are detailed as follows:

	(Expense) Income
	As of	As of	As of
	December 31,	December 31,	December 31,
Income tax (expense) benefit	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expenses, foreign parties, net	(213,060)	(46,748)	(9,782)
Current income tax expenses, domestic, net	(1,790,130)	(230,031)	(89,493)
Current income tax expense, net, total	(2,003,190)	(276,779)	(99,275)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	(21,338)	(6,679)	10,284
Current income tax benefits, domestic, net	452,316	34,442	18,812
Deferred tax expense, net, total	430,978	27,763	29,096
Income tax expense	(1,572,212)	(249,016)	(70,179)

Schedule of tax effects of other comprehensive income components

(h)Disclosures on the tax effects of other comprehensive income components:

	As of December 31, 2022
	Amount before taxes	(Expense) income for
Income tax related to other income and expense components with a charge or credit to net equity	(expense) gain	income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
(Losses) income from defined benefit plans	(6,350)	1,273	(5,077)
Cash flow hedges	26,622	(7,172)	19,450
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190	(17)	173
Total	20,462	(5,916)	14,546

	As of December 31, 2021
	Amount before taxes	(Expense) income for
Income tax related to other income and expense components with a charge or credit to net equity	(expense) gain	income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	4,679	(142)	4,537
Cash flow hedges	(52,762)	14,246	(38,516)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	(12,072)	3,818	(8,254)
Total	(60,155)	17,922	(42,233)

	As of December 31, 2020
	Amount before taxes	(Expense) income for
Income tax related to other income and expense components with a charge or credit to net equity	(expense) gain	income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	974	(145)	829
Cash flow hedges	(3,706)	1,001	(2,705)
Reserve for income (losses) from financial assets measured at fair value through other comprehensive income	9,784	(2,642)	7,142
Total	7,052	(1,786)	5,266

Schedule of tax benefit (expense)

Reconciliation between the tax benefit (expense) and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

	(Expense) Benefit
	As of	As of	As of
	December 31,	December 31,	December 31,
Income Tax Expense (Benefit)	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	5,486,496	841,221	238,538
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(1,481,354)	(227,130)	(64,405)
Net effect of royalty tax payments	(57,500)	(13,350)	(4,659)
Tax effect of income from regular activities exempt from taxation and dividends from abroad	3,490	(260)	1,786
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(11,058)	(2,226)	(2,987)
Tax effect of tax rates supported abroad	(25,053)	(5,622)	(2,077)
Effects of changes resulting from classifying a permanent item as a temporary one	—	—	4,826
Other tax effects of reconciliation of accounting income to tax expense	(737)	(428)	(2,663)
Tax expense using the effective tax rate	(1,572,212)	(249,016)	(70,179)